Earnings per share ("EPS") - Disclosure Of Detailed Information About Profits Attributable To Equity Holders And Weighted Average Shares Explanatory (Detail) - EUR (€)
€ in Thousands, shares in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	€ (275,645)	€ 51,646	€ 77,203
Impact Of Options On Profit Or Loss		(212)	(3,204)
Impact Of Restricted Share Units On Profit Or Loss		(91)
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	€ (275,645)	€ 51,343	€ 73,999
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted Average Shares	189,480	169,331	169,331
AdjustWeighted Average Shares	198,673	169,331	169,331